Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16 — COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company did not have other significant commitments, long-term obligations, significant contingencies or guarantees as of December 31, 2022 and June 30, 2022.

18 — COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company did not have other significant commitments, long-term obligations, significant contingencies or guarantees as of June 30, 2022 and 2021.